AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2023

1933 Act File No. 333-257356

1940 Act File No. 811-23710

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 20	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
(Check appropriate box or boxes)

MILLIMAN VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 726-0677

(Registrant’s Telephone Number, including Area Code)

Ehsan Sheikh

71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

(Name and Address of Agent for Service of Process)

With Copies to:
Alan P. Goldberg	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 N. Wacker Drive, Suite 1601	2005 Market Street, Suite 2600
Chicago, IL 60606	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Milliman Money Market Fund

Prospectus

April 28, 2023

This Prospectus relates only to the Milliman Money Market Fund (the “Fund”), which is a series of Milliman Variable Insurance Trust (the “Trust”). The Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares (“Shares”) directly. Please contact your insurance company or other financial intermediary regarding how to invest in Shares.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Fund Summary: Milliman Money Market Fund

Investment Objective

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses (1)

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.19%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	45.63%
Total Annual Fund Operating Expenses	46.07%
Fee Waiver and Expense Limitations(3)(4)	(45.64)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitations	0.43%

(1)	The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.
(2)	“Other Expenses” have been restated to reflect current fees.
(3)	Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least April 29, 2024 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees (the “Board”). Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets (the “Fund Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Fund Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.
(4)	Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 28, 2024 (the “Portfolio Expense Limitation Agreement,” and together with the Fund Expense Limitation Agreement, the “Expense Limitation Agreements”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreements remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years	5 Years	10 Years
Class 3	$44	$6,128	$8,241	$9,285

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

Principal Investment Strategies

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the Portfolio Trust. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” that values its securities using the amortized cost method and seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

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The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act (“Rule 2a-7”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions.

Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks

You could lose money by investing in the Fund. Although the Fund and the Portfolio seek to preserve the value of an investment at $1.00 per share, it cannot be guaranteed that they will do so. An investment in the Fund (and consequently, the Portfolio) is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The sponsors of the Fund and the Portfolio have no legal obligation to provide financial support to the Fund or the Portfolio and you should not expect that the sponsors will provide financial support to the Fund or the Portfolio at any time. The Fund and the Portfolio should not be relied upon as complete investment programs. There can be no assurance that the Fund’s (and consequently, the Portfolio’s) investment objective will be achieved. The following is a summary description of the principal risks of investing in the Fund (and consequently, the Portfolio).

Interest Rate Risk. When interest rates increase, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Portfolio may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio (and consequently Fund) performance. A low interest rate environment poses additional risks to the Portfolio, because low yields on its portfolio holdings may have an adverse impact on the Portfolio’s (and consequently the Fund’s) ability to provide a positive yield to its shareholders, pay expenses out of current income, or maintain a stable NAV or minimize the volatility of its NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Portfolio’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Portfolio’s investments, which would make it harder for the Portfolio to sell its investments at an advantageous time.

Credit/Default Risk. An issuer or guarantor of a security held by the Portfolio, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant deterioration in the Portfolio’s (and consequently the Fund’s) NAV. These risks are heightened in market environments where interest rates are rising.

Liquidity Risk. The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s (and consequently the Fund’s) ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Portfolio (and consequently the Fund) will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

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Management Risk.  A strategy used by the Portfolio Adviser may fail to produce the intended results. Additionally, legislative, regulatory or tax developments may adversely affect management of the Portfolio and, therefore, each of the Portfolio’s and Fund’s ability to achieve its investment objective.

Market Risk. The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Portfolio (and consequently the Fund) and its investments.

Stable NAV Risk. The Portfolio (and consequently the Fund) may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other money market funds, including the Portfolio and the Fund, could be subject to increased redemption activity, which could adversely affect its NAV. Neither the Fund nor its shareholders should rely on or expect the Portfolio Adviser, Milliman or their respective affiliates to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio (and consequently the Fund) maintain a stable $1.00 share price.

Tax Diversification Risk. The Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, may make it difficult for the Portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Portfolio invests as a result of changes to the rules that govern Securities and Exchange Commission (“SEC”) registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the Fund, which invests all of its investable assts in the Portfolio.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Portfolio may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s (and consequently the Fund’s) NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s (and consequently the Fund’s) performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s (and consequently the Fund’s) expense ratio.

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Performance

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser to the Portfolio, into which the Fund invests.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts primarily will consist of ordinary income. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

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Additional Information About the Fund and the Risks of Investing

Additional Information About the Fund’s Investment Objective

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Fund’s investment objective may be changed by the Board without shareholder approval.

Additional Information About the Fund’s Principal Investment Strategies

The Fund is a “feeder” fund that pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund”, as defined by Rule 2a-7, that values its securities using the amortized cost method and seeks to maintain a stable NAV of $1.00 per share.

The Portfolio seeks to achieve its investment objective by investing only in U.S. Government Securities and repurchase agreements collateralized by such securities. The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate.”

In order to maintain a rating from a rating organization, the Portfolio may be subject to additional investment restrictions.

Under normal circumstances, the cash positions of the Portfolio will not exceed 20% of the Portfolio’s net assets plus any borrowings for investment purposes (measured at the time of investment).

Shareholders will be provided with 60 days’ notice before any change in the Portfolio’s policy to invest at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities.

Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Portfolio Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, the Portfolio may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, the Portfolio’s (and consequently, the Fund’s) current yield may be adversely affected during periods when such positions are held. Cash position may also subject the Portfolio (and consequently, the Fund) to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

The Portfolio will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the 1940 Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Portfolio Adviser to present minimal credit risks to the Portfolio. Permissible investments of the Portfolio must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity, as follows:

▪	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

▪	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as determined pursuant to Rule 2a-7).

▪	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as determined pursuant to Rule 2a-7).

▪	Portfolio Diversification: In accordance with Rule 2a-7, the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, the Portfolio may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds.

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▪	Portfolio Liquidity: The Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, the Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid assets.

Additional Information About the Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund and the Portfolio seek to preserve the value of an investment at $1.00 per share, it cannot be guaranteed that they will do so. An investment in the Fund (and consequently, the Portfolio) is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The sponsors of the Fund and the Portfolio have no legal obligation to provide financial support to the Fund or the Portfolio and you should not expect that the sponsors will provide financial support to the Fund or the Portfolio at any time. The principal risks of the Fund, and therefore the Portfolio, are discussed in the Summary section of the Prospectus. The following section provides additional information on the risks that apply to the Portfolio, and consequently the Fund, which may result in a loss of your investment. There can be no assurance that the Fund’s (and consequently, the Portfolio’s) investment objective will be achieved. The risks of investing in the Fund (and consequently, the Portfolio) are presented below.

Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its investments) will tend to be higher. The Portfolio may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio (and consequently Fund) performance to the extent the Portfolio is exposed to such interest rates and/or volatility. A low interest rate environment poses additional risks to the Portfolio and may have an adverse impact on the Portfolio’s (and consequently the Fund’s) ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Portfolio’ s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and decrease the liquidity of the Portfolio’s investments, which would make it more difficult for the Portfolio to sell its investments at an advantageous time.

It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Portfolio invests.

Credit/Default Risk. An issuer or guarantor of a security or instrument held by the Portfolio, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. The credit quality of the Portfolio’s securities or instruments may meet the Portfolio’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Portfolio’s holdings may impair the Portfolio’s liquidity and have the potential to cause significant deterioration in the Portfolio’s (and consequently the Fund’s) NAV. These risks are heightened in market environments where interest rates are rising.

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Liquidity Risk. The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Portfolio endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s (and consequently the Fund’s) ability to maintain a stable $1.00 share price or increase the volatility of its NAV per share, as applicable, or prevent the Portfolio from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Illiquidity can be caused by a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Portfolio may attempt to sell fixed income holdings at the same time as the Portfolio, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that the Portfolio (and consequently the Fund) will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. While both the Portfolio and the Fund reserve the right to meet redemption requests through in-kind distributions, the Portfolio and/or the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If either the Portfolio or the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of its NAV per share, as applicable.

Management Risk.  A strategy used by the Portfolio Adviser may fail to produce the intended results. Additionally, legislative, regulatory or tax developments may adversely affect management of the Portfolio and, therefore, each of the Portfolio’s and Fund’s ability to achieve its investment objective.

Market Risk. The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Portfolio's investments may be overweighted from time to time in one or more sectors, which will increase the Portfolio's (and consequently the Fund's) exposure to risk of loss from adverse developments affecting those sectors.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Portfolio (and consequently the Fund) could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Regulatory Risk. The SEC and other government agencies continue to review the regulation of money market funds and may implement certain regulatory changes in the future. These and other legal or regulatory changes may negatively impact the Portfolio. In December 2021, the SEC proposed amendments to Rule 2a-7 that, if adopted, would impact the manner in which money market funds operate. The amendments would, among other items, require the Portfolio to maintain a higher percentage of its portfolio in liquid assets and prohibit certain mechanisms for maintaining a stable NAV per share in negative interest rate environments, such as by reducing the number of fund shares outstanding (such as through reverse distribution mechanisms, routine reverse stock splits, or other similar devices). It is not presently possible to predict whether these proposed or other changes will be implemented and the ultimate effect that any such changes may have on the Portfolio.

Stable NAV Risk. The Portfolio (and consequently the Fund) may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Portfolio and the Fund, could be subject to increased redemption activity, which could adversely affect its NAV. The Portfolio may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Neither the Fund nor its shareholders should rely on or expect the Portfolio Adviser, Milliman or their respective affiliates to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio (and consequently the Fund) maintain a stable $1.00 share price.

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Tax Diversification Risk. The Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, may make it difficult for the Portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Portfolio invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the Fund, which invests all of its investable assts in the Portfolio. Guidance published by the Internal Revenue Service provides a safe harbor pursuant to which certain insurance company separate accounts will be deemed to satisfy the Diversification Requirements where such accounts invest in a “government money market fund” under Rule 2a-7 and certain other requirements are satisfied.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate. In addition, although U.S. Government Securities generally have less credit risk, they are not completely free of credit risk. There is the risk that the U.S. Government may default on payments on certain U.S. Government Securities, including those held by the Portfolio, which could have a material negative impact on the U.S. economy and on the Portfolio and the Fund (including their ability to maintain a stable $1.00 share price).

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Portfolio may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Floating and Variable Rate Obligations Risk. Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Portfolio from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Portfolio may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards, subject to certain conditions in Rule 2a-7.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as the London Inter-bank Offered Rate (“LIBOR”) or Secured Overnight Financing Rate (“SOFR”). Such a floor protects the Portfolio from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Portfolio may not benefit from increasing interest rates for a significant amount of time.

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On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Portfolio’s investments resulting from a substitute reference rate may adversely affect the Portfolio’s (and consequently the Fund’s) performance and/or NAV.

SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s (and consequently the Fund’s) performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s (and consequently the Fund’s) expense ratio.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”), which is available at www.millimanfunds.com.

Management and Organization

Information Concerning the Master/Feeder Structure

The Fund operates as a “feeder” fund by investing all of its assets in the Portfolio, which has the same investment objective and substantially similar investment policies as the Fund. The Portfolio may accept investments from other feeder funds and other large shareholders. Certain actions involving other feeder funds and other large shareholders, such as a substantial withdrawal, could affect the Portfolio and, therefore, the Fund.

Feeder funds, including the Fund, bear the Portfolio’s expenses in proportion to the amount of assets a feeder fund invests in the Portfolio.

The Fund may withdraw its assets from the Portfolio at any time and will do so if the Board believes it to be in the best interest of the Fund’s shareholders. If the Fund withdraws its investment in the Portfolio, it either will invest directly in securities in accordance with the investment policies described in this Prospectus and the SAI, or will invest in another pooled investment vehicle that has the same investment objective and substantially similar investment policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to the Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $173.2 billion in assets as of February 28, 2023.

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Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Fund in accordance with the policies and procedures established by the Board of Trustees of the Trust (the “Board”), and has agreed to perform, or arrange for the performance of, the day-to-day management of the Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of Shares or for recordkeeping or other shareholder support services, as further described under “Distribution Arrangements” below.

Milliman has contractually agreed to waive its management fee until at least April 29, 2024. This contract cannot be terminated or modified without the consent of the Board. Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets until at least April 29, 2024. During its term, the expense limitation agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

As of the date of this Prospectus, Milliman has also agreed to voluntarily waive fees and/or reimburse expenses of the Fund to avoid a negative yield. Such yield waivers and reimbursements are voluntary and could be modified or terminated at any time at the discretion of Milliman without notice. There is no guarantee that the Fund will maintain a positive yield.

For services provided under the Advisory Agreement, Milliman did not receive any fees from the Fund for the fiscal year ended December 31, 2022, after waivers.

A discussion regarding the basis for the Board approving the Advisory Agreement is available in the Fund’s most recent semi-annual report for the fiscal period ended June 30, 2022.

Portfolio Adviser

Goldman Sachs Asset Management, L.P. serves as investment adviser to the Portfolio (“Portfolio Adviser”). The Portfolio Adviser provides day-to-day advice regarding the Portfolio’s portfolio transactions. The Portfolio Adviser makes the investment decisions for the Portfolio and places purchase and sale orders for the Portfolio’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any executing brokers, dealers, or other counterparties, including Portfolio Adviser and its affiliates. As of December 31, 2022, the Portfolio Adviser, including its investment advisory affiliates, had assets under supervision of approximately $2.30 trillion.

As compensation for its services and its assumption of certain expenses, the Portfolio Adviser is entitled to a fee, computed daily and payable monthly, at the annual rate of 0.16% of the Portfolio’s average daily net assets.

The Portfolio Adviser may waive a portion of its management fees, including fees earned as the Portfolio Adviser to any of the affiliated funds in which the Portfolio invests, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements that may be in place.

The Portfolio Adviser has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Portfolio’s average daily net assets through at least April 28, 2024, and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Portfolio Board of Trustees. The expense limitation may be modified or terminated by the Portfolio Adviser at its discretion and without shareholder approval after such date. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

Additional Information About the Shares

Pricing of Shares

The Fund determines its NAV per share as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, the Fund shall determine NAV as of that time. The NAV per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

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Investments in the Portfolio are valued based on a shareholder’s proportionate ownership interest (rounded to the nearest hundredth of a percent) in the Portfolio’s aggregate net assets (i.e., the value of its total assets, including the securities held by the Portfolio plus any cash or other assets, including interest and dividends accrued but not yet received, less total liabilities, including accrued expenses) as next determined after an order is received in proper form by the Portfolio. The value of the Portfolio’s net assets is generally determined as of 4:00 p.m., Eastern time. The Portfolio’s shares may also be priced periodically throughout the day by the Portfolio’s fund accounting agent. The Portfolio’s shares will be priced on any day the Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). The Portfolio’s shares will generally not be priced on any day the Exchange is closed, although the Portfolio’s shares may be priced on days when the Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same business day credit for purchase and redemption orders received after the Portfolio’s closing time and credit will be given to the next business day.

In calculating the Portfolio’s NAV, the Portfolio’s investments are valued using the “amortized cost” method of valuation, meaning that the calculation is based on a valuation of the assets held by the Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if the security were sold.

The use of amortized cost valuation by the Portfolio, together with the Portfolio’s policy of declaring daily dividends, is designed to permit the Portfolio (and consequently the Fund) to seek to maintain an NAV per share of $1.00. However, neither the Portfolio nor the Fund guarantees that a constant NAV of $1.00 per share can be maintained.

Purchase and Sale of Shares

Shares may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Shares according to the investment options you previously chose.

The Fund sells and redeems its Shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of Shares redeemed may be more or less than the original cost. The Fund generally intends to redeem its Shares for cash. Subject to applicable federal law including the 1940 Act, the Fund may also redeem its Shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Orders received by the Fund are only processed on business days. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the business day on which the Fund receives actual notice of the redemption order but may be paid up to two business days after receipt of actual notice of the order. However, the Fund may postpone the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Share Classes

The Fund currently offer only Class 3 shares, which charge a distribution fee pursuant to a “Rule 12b-1 Plan,” as described further below under “Distribution Arrangements.”

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Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of Shares may cause the Fund to incur increased administrative costs. Nonetheless, the Board has not adopted any policies and procedures that would limit frequent purchases and redemptions of Shares. The Board does not believe that it is appropriate to adopt any such policies and procedures primarily for the following reasons:

▪	The Fund is offered to investors as a cash management vehicle, in which investors should be able to purchase and redeem shares regularly and frequently.
▪	As a money market fund, the Fund is intended to provide liquidity, and any policy diminishing the Fund’s liquidity would be detrimental to its continuing operations.
▪	The Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant NAV. As a result, the Fund is subject to price arbitrage opportunities.
▪

Because the Fund seeks to maintain a constant NAV, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.

Although the Board has not adopted specific policies and procedures regarding frequent purchases and redemptions of Shares, the Fund reserves the right at any time to reject or cancel any purchase order (or any part thereof), including, for example, if the Fund determines that such purchase order may disrupt the Fund’s operation or performance.

Each insurance company also has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

Liquidity Fees and Redemption Gates

The Portfolio, and therefore the Fund, is not subject to the requirements in Rule 2a-7 related to liquidity fees or redemption gates. Please note, however, that the Portfolio Board reserves the ability to subject the Portfolio, and consequently the Fund, to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

Distribution and Servicing of Shares

Distribution Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to Class 3 shares. The Rule 12b-1 Plan allows the Fund to pay distribution fees to its principal underwriter or to Participating Life Insurance Companies and/or their affiliates, or to any other eligible institution, for distribution activities related to the indirect marketing of the Fund to the contract owners, and/or for other contract owner services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies and/or their Affiliates

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or their affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Shares. Milliman may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Fund, financial planning needs of contract owners that allocate contract value to the Fund, marketing and advertising of the Fund, and access to periodic conferences relating directly or indirectly to the Fund, among other marketing support services. The benefits Milliman receives when making these payments may include, among other things, adding the Fund to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. Milliman compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments Milliman makes may be calculated on sales of Shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all Shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Shares and Asset-Based Payments primarily create incentives to retain assets of the Fund in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares or retain Shares in their contract owners’ accounts, Milliman may directly or indirectly benefit from the incremental management and other fees paid to Milliman by the Fund with respect to those assets.

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Administrative Support Services. Milliman may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Fund. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Fund; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Fund; and answering questions from existing contract owners about their current investments in the Fund. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. Milliman pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from Milliman, or the Fund, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Dividends and Distributions

The Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts.

All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Dividends will normally be declared daily as of 4:00 p.m., Eastern time, as a dividend and distributed monthly. Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Fund’s daily distributions (e.g., during periods of extremely low interest rates).

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The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Tax Status

Shares must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Shares are offered. Please refer to the SAI for more information regarding the tax treatment of the Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request, without charge, by calling 1-855-700-7959 or online at www.millimanfunds.com.

Milliman Money Market Fund

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)				Ratios/Supplemental Data:
							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income	Distributions from Net Investment Income	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, gross (c)	Expenses, net (c)(d)	Net investment income
For the period 1/10/22 (e) - 12/31/22	$1.00	0.02	(0.02)	$1.00	1.64%	$203	47.12%	0.21%	1.93%

(a)	Annualized for periods less than one year.
(b)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by Milliman. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(c)	Ratios of expenses to average net assets do not include expenses of the Portfolio in which the Fund invests. Including these expenses, the expense ratios before waivers/reimbursements and net of waivers/reimbursements would be 47.32% and 0.38%, respectively.
(d)	Net expenses reflect fee waivers and expense reimbursements by Milliman.
(e)	Commencement of operations.

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This Prospectus is intended for use in connection with variable contracts. The Fund’s SAI contains more details about the Fund and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued, additional information about the Fund’s investments will also be available in the Fund’s annual and semi-annual reports to shareholders.

The Fund’s SAI is available, and the annual and semi-annual reports will be available once issued, without charge, upon request, by:

▪	calling 1-855-700-7959;
▪	visiting www.millimanfunds.com; or
▪	contacting your insurance company or other financial intermediary.

Reports and other information about the Fund is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.

Milliman Money Market Fund

Statement of Additional Information

April 28, 2023

This Statement of Additional Information (“SAI”) relates only to the Milliman Money Market Fund (the “Fund”), which is a series of Milliman Variable Insurance Trust (the “Trust”). The Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares directly. Please contact your insurance company or other financial intermediary regarding how to invest in shares of the Fund.

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Fund dated April 28, 2023 (the “Prospectus”). This SAI contains information in addition to the information set forth in the Prospectus and should be read in conjunction with it. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

A copy of the Prospectus or the Fund’s Summary Prospectus may be obtained, without charge, by calling 1-855-700-7959, visiting www.millimanfunds.com, or writing to the Trust, 71 S. Wacker Dr., 31st Floor, Chicago IL 60606, Attn: Milliman VIT. The audited financial statements for the Fund contained in the annual report for the fiscal year ended December 31, 2022, and the related report of the Trust’s independent registered public accounting firm, are incorporated herein by reference in the section entitled “Financial Statements.” Once available, you may also obtain a copy of the Fund’s annual or semi-annual report to shareholders at no charge by request to the Fund at the address or phone number noted above.

Trust History and Fund Classification

The Trust is an open-end management investment company organized under the laws of the state of Delaware on November 2, 2020. The Fund pursues its investment objective by investing all of its investable assets in the Goldman Sachs Government Money Market Fund (the “Portfolio”), which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”). Each of the Fund and the Portfolio is classified as “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), and each operates as a Government Money Market Fund, as defined by Rule 2a-7 under the 1940 Act (“Rule 2a-7”).

Description of the Fund and Its Investments and Risks

As stated above, the Fund pursues its investment objective by investing all of its investable assets in the Portfolio. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund.

The fundamental policies of the Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio’s outstanding interests. The fundamental policies of the Portfolio differ in certain respects from the fundamental policies of the Fund. Whenever the Fund, as an interest holder of the Portfolio, is requested to vote on any matter submitted to interest holders of the Portfolio, the Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interest holder of the Portfolio, in proportion to the votes received by the Portfolio from all other interest holders of the Portfolio. When interest holders of the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other interest holders.

Certain policies of the Portfolio that are non-fundamental may be changed by vote of a majority of the Board of Trustees of Portfolio Trust (the “Portfolio Board”) without interest holder approval. If the Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change (or seek to change) its objective or policies to correspond to those of the Portfolio. The Fund may redeem its interests from the Portfolio only if the Board determines that such action is in the best interests of the Fund and its shareholders, or for any other reason. A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investments in the Portfolio. Prior to such redemption, the Board would consider alternatives, including whether to invest directly in securities in accordance with the investment policies described in the Prospectus and this SAI, or invest in another pooled investment vehicle that has the same investment objective and substantially similar investment policies as the Fund. In the latter case, the Fund’s inability to find a substitute pooled investment vehicle could adversely affect an investor’s investment in the Fund.

Set forth below are descriptions of the various types of securities and other investments in which the Fund may invest through the Portfolio. This section supplements the discussion of principal investment strategies and principal risks contained in the Prospectus and, therefore, you should carefully review the Prospectus before making an investment in the Fund.

Rule 2a-7 Requirements

As permitted by Rule 2a-7 under the 1940 Act, each of the Fund and the Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification and liquidity of the Fund and Portfolio, quality of portfolio securities, maturity of the Fund and Portfolio and of individual securities. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations. As a U.S. “Government Money Market Fund” under Rule 2a-7, each of the Fund and Portfolio: (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price; (2) must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities); and (3) is not subject to provisions that enable or require them to impose a liquidity fee and/or a redemption gate on fund redemptions which might apply to other types of funds in the future should certain triggering events specified in Rule 2a-7 occur. Although the Portfolio, and therefore the Fund, is not subject to the requirements in Rule 2a-7 related to liquidity fees or redemption gates, the Portfolio Board reserves the ability to subject the Portfolio, and consequently the Fund, to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

Debt Investments

U.S. Government Securities. The Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Some U.S. Government Securities (such as U.S. Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iii) the credit of the issuer. The U.S. Government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. Government may be unable to pay debts when due.

U.S. Government Securities include (to the extent consistent with the 1940 Act) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may also include (to the extent consistent with the 1940 Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. These and other factors discussed in the section below, entitled “Illiquid Investments,” may impact the liquidity of investments in these participations.

The Portfolio may also purchase U.S. Government Securities in private placements and may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

The Portfolio may invest in Treasury inflation-protected securities (“IPS”), which are securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on IPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the greater of the adjusted or original bond principal upon maturity is guaranteed, the market value of IPS is not guaranteed, and will fluctuate.

The values of IPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates will decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates will rise, leading to a decrease in the value of IPS. If inflation is lower than expected during the period the Portfolio holds IPS, the Portfolio may earn less on the IPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in IPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for IPS will accurately measure the real rate of inflation in the prices of goods and services.

The U.S. Treasury utilizes the CPIU as the measurement of inflation, while other issuers of IPS may use different indices as the measure of inflation. Any increase in principal value of IPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a fund holding IPS will not receive cash representing the increase at that time. As a result, the Portfolio could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If the Portfolio invests in IPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Portfolio purchases such IPS that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because the Portfolio is required to distribute substantially all of its net investment income (including accrued original issue discount), the Portfolio’s investment in either zero coupon bonds or IPS may require the Portfolio to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Portfolio may be required to borrow or liquidate securities.

Floating-Rate and Variable-Rate Obligations. The Portfolio may purchase various floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to conditions under the 1940 Act, the Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity, including, for example, if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. The Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Portfolio from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Portfolio may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects the Portfolio from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Portfolio may not benefit from increasing interest rates for a significant amount of time.

Medium-Term Notes. The Portfolio may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and 10 years, they may have longer maturities.

Unrated Investments. If permitted by its investment strategies, the Portfolio may purchase instruments that are not rated if, in the opinion of Goldman Sachs Asset Management, L.P., the Portfolio’s investment adviser (“Portfolio Adviser”), such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by the Portfolio, and they are purchased in accordance with the Portfolio’s procedures adopted by the Portfolio Board in accordance with Rule 2a-7 under the 1940 Act. Descriptions of debt securities ratings are found in Appendix A. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of Portfolio Adviser), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Portfolio shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the Portfolio Board finds that the disposal of such security would not be in the Portfolio’s best interests.

Temporary Investments

Under normal circumstances, the cash positions of the Portfolio will not exceed 20% of the Portfolio’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Portfolio Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, the Portfolio may hold uninvested cash in lieu of appropriate money market instruments. Cash assets are not income-generating and, as a result, the Portfolio’s (and consequently the Fund’s) current yield may be adversely affected during periods when such positions are held. Cash positions may also subject the Portfolio to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Other Investments, Investment Techniques and Risks

Borrowing. The Fund may borrow money to the extent permitted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the U.S. Securities and Exchange Commission (“SEC”) or its staff. Such borrowings are typically utilized (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in their account with the Custodian (as defined below). The Trust compensates the Custodian for such overdrafts by paying the Custodian an agreed upon rate. In addition, the Portfolio can borrow money from banks and other financial institutions, in amounts not exceeding one-third of its total assets (including the amount borrowed).

When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a when-issued basis, including TBA (“To Be Announced”) securities, or purchase or sell securities on a forward commitment basis beyond the customary settlement time. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. In addition, recently finalized rules of the Financial Industry Regulatory Authority (“FINRA”) include mandatory margin requirements that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operations complexity. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolio will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or negotiate a commitment after entering into it. The Portfolio may also sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining the Portfolio’s duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Illiquid Investments. Under Rule 2a-7, the Fund and the Portfolio must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s and Portfolio’s obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund or Portfolio has made to shareholders. In addition, the Fund and the Portfolio may not acquire an illiquid security if, immediately after the acquisition, the Fund or Portfolio, as applicable, would have invested more than 5% of its total assets in illiquid securities. The Fund and Portfolio may not acquire any security other than a Daily Liquid Asset (cash, Government Securities, other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition the Fund or Portfolio, as applicable, would have invested less than 10% of its total assets in Daily Liquid Assets. The Fund and Portfolio may not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. Government, Government Securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 calendar days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund or Portfolio, as applicable, would have invested less than 30% of its total assets in Weekly Liquid Assets.

For purposes of the Fund’s and Portfolio’s 5% limitation, an illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund or Portfolio, as applicable, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent the Fund or Portfolio from disposing of them promptly at reasonable prices. The Fund or the Portfolio, as applicable, may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Fund’s or Portfolio’s difficulty valuing and selling restricted securities or illiquid investments may result in a loss or be costly to the Fund or Portfolio, as applicable. If a substantial market develops for a restricted security or illiquid investment held by the Fund or the Portfolio, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Board on behalf of the Fund or the Portfolio Board on behalf of the Portfolio, as applicable.

Investment Company Securities. The Portfolio may invest in shares of open-end investment companies, including investment companies that are affiliated with the Portfolio and Portfolio Adviser, that invest exclusively in U.S. Government Securities and other high-quality, short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which the Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio.

LIBOR Transition Risk. The Portfolio may invest in financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”) or another reference rate. LIBOR is the most common benchmark interest rate index and is used to make adjustments to variable-rate loans and to determine interest rates for a variety of financial instruments and borrowing arrangements. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Portfolio or the instruments in which the Portfolio invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Additionally, while some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available or representative by providing a “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such fallback provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Additionally, industry initiatives are currently underway to identify and begin implementation of alternative reference rates, including SOFR and SONIA; however, there are challenges to converting certain financial instruments and transactions to a new reference rate and no global consensus has been reached as to which reference rate should be used. Any effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Portfolio (and therefore the Fund) and such losses may occur prior to the discontinuation of LIBOR.

Market Events Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Portfolio from executing advantageous investment decisions in a timely manner and negatively impact the Portfolio’s (and therefore the Fund’s) ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio.

In addition, the outbreak of the novel strain of coronavirus, COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general. The ongoing effects of COVID-19 are unpredictable and may adversely impact the value and performance of the Fund, and its ability to buy and sell investments at appropriate valuations and/or achieve its investment objective.

Operational and Cyber Security Risk. The Fund, the Portfolio, each of their service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the Portfolio and their shareholders, despite the efforts of the Fund, the Portfolio and each of their service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, the Fund, the Portfolio, and each of their service providers may be susceptible to operational and information security risks resulting from cyber incidents.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by Milliman Financial Risk Management LLC (“Milliman”), investment adviser to the Fund, or other service providers to the Trust, the Portfolio Adviser and the issuers of securities or other assets in which the Portfolio invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s and the Portfolio’s ability to calculate their respective net asset value (“NAV”), impediments to trading, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund, the Portfolio and their service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, (including, but not limited to, human error in the calculation of the rates applicable to the Fund’s Operations Strategies) and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s and the Portfolio’s operations. The Fund and the Portfolio cannot control the cyber security plans and systems put in place by service providers to the Fund and the Portfolio and issuers in which the Fund and the Portfolio invest. The Fund, the Portfolio and their shareholders could be negatively impacted as a result. In addition, while the Fund and Milliman seek to reduce these operational risks through controls and procedures, such measures cannot address every possible risk and may be inadequate to address these risks.

Portfolio Maturity. Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the Portfolio’s portfolio. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions. For example, if an issuer of an instrument takes advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument is expected to be called, refunded, or redeemed may be considered to be its maturity date. There is no guarantee that the expected call, refund or redemption will occur, and the Portfolio’s average maturity may lengthen beyond the Portfolio Adviser’s expectations should the expected call refund or redemption not occur. Similarly, in calculating its dollar-weighted average maturity, the Portfolio may determine the maturity of a variable or floating rate obligation according to the interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with counterparties approved by the Portfolio Adviser pursuant to procedures approved by the Portfolio Board that furnish collateral at least equal in value or market price to the amount of their repurchase obligations. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. A repurchase agreement is an arrangement under which the Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by the Portfolio’s custodian (or subcustodian). The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the security subject to the repurchase agreement.

For purposes of the 1940 Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the security. For other purposes, it is not always clear whether a court would consider the security purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the security, the Portfolio may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and interest involved in the transaction. To minimize this risk, the Portfolio utilizes custodians and subcustodians that the Portfolio Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Portfolio Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

The Portfolio may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of its total assets measured using the amortized cost method of valuation would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice.

In addition, the Portfolio, together with other registered investment companies having advisory agreements with the Portfolio Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Investment Restrictions

Fundamental Investment Restrictions

Except as otherwise noted below, the Fund is subject to the following investment restrictions, which are fundamental and cannot be changed without the vote of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less.

The Fund may not:

(1)

Except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2)

Borrow money or issue senior securities, except to the extent permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff.

(3)

Purchase or sell physical commodities, except to the extent permitted by the 1940 Act and any other governing statute, and by the rules and regulations thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(4)

Act as an underwriter of another issuer’s securities; provided, however, that this restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities or other assets, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

(5)

Make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that this restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, (iii) bank instruments, or (iv) repurchase agreements collateralized by the foregoing securities. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(6)

Purchase or sell real estate; provided, however, that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

(7)

Lend any of its assets or make any other loan, except as permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff; provided, however, that this restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Explanatory Notes

The below notations are not considered to be part of the Fund’s fundamental investment restrictions and may be changed by the Fund without shareholder approval.

With respect to paragraph (1) above, Rule 2a-7 generally requires that a money market fund may not invest in the securities of any issuer if, as a result, more than 5% of the money market fund’s total assets would be invested in that issuer; provided that, the money market fund may invest up to 25% of its total assets in securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: Government Securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature, which is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. For purposes of the diversification requirements set forth in paragraph (1) above, with respect to issuers of municipal securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

Unless otherwise indicated, all limitations under the Fund’s investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until Milliman determines that it is practicable to sell or close out the investment without undue market or tax consequences.

The investment limitation described in paragraph (5) above does not prohibit the Fund from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Portfolio. In applying the investment limitations, the Fund will look through to the security holdings of the Portfolio.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures regarding the disclosure of Fund portfolio holdings information (the “Disclosure Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of Milliman or principal underwriter to the Fund, or any affiliated persons of those entities. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public portfolio holdings information until such time as the information is made available to all shareholders or the general public.

As used in the Disclosure Policy and throughout this SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of the Fund, but does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Trust’s Chief Compliance Officer (“CCO”), does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Exceptions to the Disclosure Policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Trust’s CCO (or his or her designee) determines in writing that the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement or subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel; (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders; and (4) such disclosures is documented and reported to the Board on a quarterly basis.

Under the Disclosure Policy, the receipt of compensation by the Fund, Milliman or any affiliate thereof, as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

The Fund has ongoing arrangements to distribute information about the Fund’s portfolio holdings information to the Fund’s third-party service providers described herein (e.g., investment advisers, independent registered public accounting firm, administrator, transfer agent and fund accounting agent, custodian and legal counsel). These organizations are required to keep such information confidential and are prohibited from trading based on the information, or otherwise using the information, except as necessary to provide services to the Funds. No compensation or other consideration is received by the Funds, Milliman or any other party in connection with each such ongoing arrangement.

The Disclosure Policy also permits disclosure of portfolio holdings information to insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”), upon request or on a selective basis, reasonably prior to the scheduled release dates of such information in order to assist the Participating Insurance Companies with posting such information on their websites in compliance with Rule 30e-3 under the 1940 Act. The Disclosure Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate a Participating Insurance Company’s dissemination of the portfolio holdings information on its website is a legitimate business purpose of the Funds. Participating Insurance Companies that wish to receive such portfolio holdings information in advance of the public release date must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the public release dates and to refrain from using that information to execute transactions on confidential portfolio holdings information. To obtain information about Fund portfolio holdings information, please contact your insurance company or other financial intermediary.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings information by overseeing the implementation and enforcement of the Disclosure Policy and considering reports and recommendations by the Trust’s CCO concerning any material compliance matters that may arise in connection with the Disclosure Policy. The Board reserves the right to amend the Disclosure Policy at any time without prior notice in its sole discretion.

Trustees and Executive Officers of the Trust

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, appoints the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current Trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation and other directorships held for the past five years, and the number of funds to which Milliman serves as investment adviser (the “Fund Complex”) that are overseen by each Trustee are set forth below. The address of each Trustee and officer is 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust[1]
Eric Berg (1958)	Trustee	Since July 2021	Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) in 2022; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	93	None

Nicholas Dalmaso (1965)	Lead Independent Trustee	Since July 2021	General Counsel of EquityBee Inc., (fintech company) since 2022; Founder/CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) from 2014 to 2021, Chief Compliance Officer of M1 Finance LLC from 2014 to 2019.	93	Chair of Destra Capital Management Investment Company Boards (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.

Daniel Ross Hayes (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	93	None

Colleen McKenna Tucker (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	93	None

Interested Trustee of the Trust
Adam Schenck[2] (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	93	None

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Arthur W. Jasion (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Principal Consultant and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A
Roger Pries (1965)	Chief Compliance Officer and Anti-Money Laundering Officer	Since July 2021

Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.

				N/A	N/A
Ehsan K. Sheikh (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017, Associate Counsel from 2014 to 2017.	N/A	N/A

1	The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).
2	Adam Schenck is an “interested person,” as defined by the 1940 Act, of the Trust because of his employment by Milliman.

Board Leadership Structure

The Board approves financial arrangements and other agreements between the Fund, on the one hand, and Milliman or any of its affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to various committees of the Board (each, a “Committee,” and, together, the “Committees”), as described below. The Committees meet as often as necessary or appropriate, either in conjunction with regular meetings of the Board or otherwise. The chair, if any, of each Committee is appointed by a majority of the Independent Trustees upon recommendation of the Committee. Adam Schenck, Interested Trustee, serves as Chairman of the Board. The Board has appointed Nicholas Dalmaso to serve as Lead Independent Trustee. The Lead Independent Trustee has several primary purposes, such as (i) to serve as the leader of the Independent Trustees; (ii) to communicate regularly with the other Independent Trustees; and (iii) to communicate regularly with the Chair of the Board, who is an employee of Milliman, and other representatives of Milliman.

This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Fund’s current operations.

Each Trustee shall hold office for the lifetime of the Trust or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by one or more officers or agents of the Trust with power to appoint any such subordinate officers, and each shall serve at the pleasure of the Board. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed from office with or without cause by the Board, or, to the extent permitted by the Trust’s By-laws, by any officer upon whom such power of removal shall have been conferred by the Board.

Committees of the Board

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The function of each Committee is oversight. In addition, each Committee may from time-to-time delegate certain of its functions to a subcommittee comprised of members of the Board.

The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting policies and practices of the Fund, the Fund’s internal control over financial reporting, and as the Committee deems appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audits thereof; (iii) recommend the appointment of the Fund’s independent registered public accounting firm to the Board for the Board’s selection; (iv) act as a liaison between the Fund’s independent registered public accounting firm and the full board. The Audit Committee is composed of all of the Independent Trustees, and Mr. Berg serves as chairperson of the Audit Committee. As of the fiscal year ended December 31, 2022, the Audit Committee met four times.

The responsibilities of the Nominating and Governance Committee, among other things, include to: (i) assist the Board in its review and oversight of governance matters; (ii) assist the Board with the selection and nomination of candidates to serve on the Board; (iii) periodically review the composition of the Board and the committees’ structures; (iv) assist the Board in evaluating the support provided to the Board and its committees and members by management, counsel and other service providers to the Board; and (v) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Governance Committee is composed of all of the Independent Trustees, and Mr. Hayes serves as chairperson of the Nominating and Governance Committee. As of the fiscal year ended December 31, 2022, the Nominating and Governance Committee did not meet.

The Nominating and Governance Committee may consider nominations for candidates to serve as Trustees made by Fund shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, which should include the biographical information and qualifications of the proposed nominee. The Committee may request any additional information deemed reasonably necessary for the Committee to evaluate such nominee.

Board Oversight of Risk Management

The Board’s role is one of oversight, including oversight of the Fund’s risks, rather than day-to-day management. The Board’s committee structure allows the Board to focus on risk management as part of its broader oversight of the operations of the Fund. While day-to-day risk management of the Fund is Milliman’s responsibility, Trustees receive regular reports from the Trust’s CCO, Milliman and the Trust’s various service providers regarding investment risks and compliance risks. These reports allow the Board to focus on various risks and their potential impact on the Fund. The Board has discussions with the Trust’s CCO and Milliman, as well as the portfolio managers, regarding how they monitor and seek to control such risks. Additionally, the Trust’s CCO and other officers of the Fund regularly, and on an ad hoc basis, report to the Board on a variety of risk-related matters.

The Board has retained Milliman as the Fund’s investment adviser. Milliman is responsible for the day-to-day operation of the Fund. Milliman may delegate the day-to-day management of the investment operations of the Fund to one or more sub-advisers. Milliman will be responsible for supervising the services provided by each sub-adviser including risk management services.

Additionally, the Board meets periodically with the Trust’s CCO who reports to the Trustees regarding the compliance of the Fund with the federal securities laws and the internal compliance policies and procedures of the Fund. The Board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for the Fund.

Trustees’ Qualifications and Experience

The Nominating and Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a director/trustee of other investment companies, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The Board believes that each of the Trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, Milliman, other service providers, Trust counsel and the independent registered public accounting firm; and to exercise effective business judgment in the performance of his or her duties. The following provides a brief summary of the information that led to the conclusion that each Trustee should serve as a Trustee of the Board.

Eric Berg has served as a trustee of the Trust since July 2021. The Board believes that Mr. Berg’s experience as an investment banker and chief financial officer, as well as his accounting experience, benefits the Fund. Mr. Berg qualifies as an “audit committee financial expert,” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Berg has gained over the course of his career and through his financial and accounting industry experience.

Nicholas Dalmaso has served as a trustee of the Trust since July 2021. The Board believes that Mr. Dalmaso’s experience in the financial services, investments, banking, and fintech industries benefits the Fund.

Daniel Ross Hayes has served as a trustee of the Trust since July 2021. The Board believes that Mr. Hayes’ experience in the investment, annuity, life, mutual fund and retirement industries, including his experience as president of a registered investment adviser, benefits the Fund.

Adam Schenck has served as a trustee of the Trust since November 2020. The Board believes that Mr. Schenck’s experience with Milliman as a Managing Director and Portfolio Manager benefits the Fund.

Colleen McKenna Tucker has served as a trustee of the Trust since September 2021. The Board believes that Ms. Tucker’s experience in the insurance industry, including in various management positions, benefits the Funds.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Ownership of Fund Shares

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2022.

Trustee Compensation

Independent Trustees shall each receive an annual salary of $15,000 for the entire Fund Complex. The interested trustee does not receive compensation from the Trust for his service as a Trustee.

All Trustees are reimbursed for expenses in connection with each Board meeting attended, with this reimbursement allocated to the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. Set forth below is the total compensation received by the Independent Trustees for the fiscal year ending December 31, 2022.

Name of Independent Trustee	Aggregate Compensation[1] From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees
Eric Berg	$15,000	None	None	$15,000
Nicholas Dalmaso	$15,000	None	None	$15,000
Daniel Hayes	$15,000	None	None	$15,000
Colleen McKenna Tucker	$15,000	None	None	$15,000

[1]	Aggregate compensation is comprised of all applicable retainers and meeting fees, but does not include reimbursements for Trustee expenses.

Codes of Ethics

Federal law requires the Trust, each of its investment advisers (i.e., Milliman with respect to the Fund) and the Trust’s principal underwriter to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisers (i.e., Milliman with respect to the Fund) to adopt procedures for voting proxies (the “Proxy Voting Policy”) and to provide a summary or copy of the Proxy Voting Policy used to vote the securities held by the Fund. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Milliman. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 1-855-700-7959, (ii) online at www.millimanfunds.com or (iii) on the SEC’s website at www.sec.gov. A copy of such Proxy Voting Policy is attached as Appendix B to this SAI.

Investment Advisory and Other Services

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to the Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $173.2 billion in assets as of February 28, 2023.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Fund in accordance with the policies and procedures established by the Board, and has agreed to perform, or arrange for the performance of, the day-to-day management of the Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder support services, as further described under “Distribution and Servicing of Shares” below.

The Advisory Agreement continues in effect for an initial period of no more than two years and, thereafter, shall continue automatically for successive annual periods; provided, however, that such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund, by the Board or by Milliman on not more than 60 days’ written notice. The Advisory Agreement further provides that Milliman may render similar services to others.

For services provided under the Advisory Agreement, Milliman receives from the Fund an annual fee, paid monthly, equal to 0.03% of the average daily net assets of the Fund. However, Milliman has contractually agreed to waive its management fee until at least April 29, 2024. This contract cannot be terminated or modified without the consent of the Board. Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets until at least April 29, 2024. During its term, the expense limitation agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

As of the date of this SAI, Milliman has also agreed to voluntarily waive fees and/or reimburse expenses of the Fund to avoid a negative yield. Such yield waivers and reimbursements are voluntary and could be modified or terminated at any time at the discretion of Milliman without notice. There is no guarantee that the Fund will maintain a positive yield.

For the fiscal year ended December 31, 2022, the Fund paid $0 in advisory fees, after waivers. Advisory fees accrued, waived and expenses reimbursed for the fiscal year ended December 31, 2022, are provided below.

Fund	Advisory Fee Accrued	Advisory Fees Waived	Total Advisory Fees Paid to Adviser	Expenses Reimbursed
Milliman Money Market Fund	$61	$(61)	-	$(95,580)

Portfolio Adviser

The Portfolio Adviser serves as investment adviser to the Portfolio. The Portfolio Adviser provides day-to-day advice regarding the Portfolio’s portfolio transactions. The Portfolio Adviser makes the investment decisions for the Portfolio and places purchase and sale orders for the Portfolio’s portfolio transactions in U.S. and foreign markets.

As compensation for its services and its assumption of certain expenses, the Portfolio Adviser is entitled to a fee, computed daily and payable monthly, at the annual rate of 0.16% of the Portfolio’s average daily net assets.

The Portfolio Adviser may waive a portion of its management fees, including fees earned as the Portfolio Adviser to any of the affiliated funds in which the Portfolio invests, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements that may be in place.

The Portfolio Adviser has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Portfolio’s average daily net assets through at least April 28, 2024, and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Portfolio Board. The expense limitation may be modified or terminated by the Portfolio Adviser at its discretion and without shareholder approval after such date, although the Portfolio Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

Transfer Agent and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a transfer agent servicing agreement and as Fund accounting agent pursuant to a fund accounting servicing agreement.

Administrator

Fund Services also serves as the administrator for the Fund pursuant to a fund administration servicing agreement (the “Fund Administration Servicing Agreement”). Under the Fund Administration Servicing Agreement, Fund Services is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. Fund Services generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board.

As of the Trust’s most recent fiscal year ended December 31, 2022, the Fund paid $48,036 in administrative services fees pursuant to the Fund Administration Servicing Agreement.

Custodian

U.S. Bank, N.A. (“Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian for the Fund pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds the Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, IL 60606, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Fund’s annual financial statements.

Distribution and Servicing of Shares

Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as underwriter for the Fund in the continuous distribution of its shares pursuant to a Distribution Agreement (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to the Fund, such continuance is approved at least annually by (i) the Board or by the vote of a majority of the outstanding shares of a particular Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust or Milliman.

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Fund’s Class 3 shares. The Rule 12b-1 Plan permits the Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Class 3 shares of the Fund. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3. All Rule 12b-1 Plan payments received by the Distributor shall be held to be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Fund to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Fund or their shareholders.

As of the Trust’s most recent fiscal year ended December 31, 2022, the Fund paid $510 under the Rule 12b-1 Plan.

Distribution fees may be paid to the Distributor or to Participating Insurance Companies and/or their affiliates, or to any other eligible institution, for the provision of (i) distribution activities related to the indirect marketing of the Fund to the owners of variable annuity contracts or variable life insurance policies (each, a “Contract Owner,” and, collectively, the “Contract Owners”), and/or (ii) other Contract Owner services.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for Class 3 shares of the Fund by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding shares of Class 3 of the Fund. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

Dealer Compensation

At the request of the Trust, the Distributor may, in its discretion, enter into selling agreements with financial intermediaries as the Trust may select, so that such intermediaries may sell shares of the Fund. These dealers will be compensated either pursuant to the Fund’s Rule 12b-1 Plan or by Milliman out of its own legitimate profits.

Payments to Participating Insurance Companies and/or their Affiliates

Marketing Support Services. Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to Participating Insurance Companies and/or their affiliates as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in the Prospectus. Such cash payments may be calculated on the average daily net assets of the Fund attributable to that particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Milliman may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to, or in lieu of, any Asset-Based Payments, in the form of payments for travel expenses; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Milliman’s discretion. In certain cases, these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Companies and/or their affiliates.

Administrative Support Services. Milliman contracts with Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Fund, which services are described in the Prospectus. Each Participating Insurance Company and/or its affiliates negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Milliman pays for these administrative support services out of its own legitimate profits.

Payments to Participating Insurance Companies. As of the date of this SAI, Milliman makes payments out of its own legitimate profits to only one Participating Insurance Company and/or its affiliates for certain administrative support services relating to the Fund. This information may change over time. Certain arrangements may be in the process of being negotiated, and there is a possibility that payments will be made retroactively to Participating Insurance Companies and/or their affiliates, which are not otherwise listed. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

Brokerage Allocation and Other Practices

The Portfolio Adviser places the portfolio transactions of the Portfolio and of all other accounts managed by the Portfolio Adviser for execution with many firms. The Portfolio Adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Portfolio Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Portfolio buys, holds or sells. Orders have been granted by the SEC under the 1940Act which permit the Portfolio to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Portfolio may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptive relief.

Under the 1940 Act, the Portfolio is prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the 1940 Act.

The Portfolio has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Portfolio’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, the Portfolio’s ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for the Portfolio and one or more other funds (including money market funds) managed by the Portfolio Adviser as well as for one or more of the other clients of the Portfolio Adviser. Investment decisions for the Portfolio and for the Portfolio Adviser’s other clients (including other money market funds) are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned.

The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Portfolio Adviser or Goldman Sachs may have now or in the future. Additional information about potential conflicts of interest regarding the Portfolio Adviser and Goldman Sachs is set forth in the Portfolio Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Portfolio Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Purchases, Redemptions and Pricing of Shares

Purchases and Redemptions of Shares

Shares may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life insurance policies (together, “Variable Contracts,” and, each, a “Variable Contract”) offered by Participating Insurance Companies, or as otherwise described in the Prospectus.

The Fund generally intends to redeem its shares for cash. Subject to applicable federal law including the 1940 Act, the Fund may also redeem its shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Orders received by the Fund are only processed on business days. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the business day on which the Fund receives actual notice of the redemption order but may be paid up to two business days after receipt of actual notice of the order. However, the Fund may postpone the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange (the “Exchange”) is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Pricing of Shares

The Prospectus describes the days on which the NAV per share of the Fund are computed for purposes of purchases and redemptions of shares by investors and also sets forth the times as of which such computations are made.

Investments in the Portfolio are valued based on a shareholder’s proportionate ownership interest (rounded to the nearest hundredth of a percent) in the Portfolio’s aggregate net assets (i.e., the value of its total assets, including the securities held by the Portfolio plus any cash or other assets, including interest and dividends accrued but not yet received, less total liabilities, including accrued expenses) as next determined after an order is received in proper form by the Portfolio. The value of the Portfolio’s net assets is generally determined as of 4:00 p.m., Eastern time. The Portfolio’s shares may also be priced periodically throughout the day by the Portfolio’s fund accounting agent. The Portfolio’s shares will be priced on any day the Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). The Portfolio’s shares will generally not be priced on any day the Exchange is closed, although the Portfolio’s shares may be priced on days when the Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same business day credit for purchase and redemption orders received after the Portfolio’s closing time and credit will be given to the next business day.

The Fund and the Portfolio use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio or the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund (and consequently the Portfolio) may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on the Fund’s shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund (and consequently the Portfolio) would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

Pursuant to Rule 2a-7 under the 1940 Act, the Portfolio Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the Portfolio’s holdings by the Portfolio Board at such intervals as the Portfolio Board deems appropriate, to determine whether the Portfolio’s NAV per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Portfolio Board. If such deviation exceeds 1/2 of 1%, the Portfolio Board is required to promptly consider what action, if any, will be initiated. In the event the Portfolio Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Portfolio Board is required to take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends or payment of distributions from capital or capital gains, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a NAV per share as determined by using available market quotations. There is no assurance such measures will result in a stable NAV per share of $1.00. In December 2021, the SEC proposed amendments to Rule 2a-7 that, if adopted, would impact the manner in which all types of money market funds operate. The amendments would, among other items, prohibit certain mechanisms for maintaining a stable NAV per share in negative interest rate environments, such as by reducing the number of fund shares outstanding (such as through reverse distribution mechanisms, routine reverse stock splits, or other similar devices). The Portfolio may hold cash for the purpose of stabilizing its NAV per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Portfolio’s shares.

Additional Information Concerning the Trust

Description of Shares

The shares of the Fund represent an interest in the Fund’s securities and other assets and in its profits or losses. Each fractional share of a class of the Fund has the same rights, in proportion, as a full share of that class of the Fund. The Board may change the designation of the Fund and may increase or decrease the numbers of shares of the Fund but may not decrease the number of shares of the Fund below the number of shares then outstanding.

The Fund currently offers one class of shares: Class 3, which is subject to a Rule 12b-1 Plan that is described above.

Except as described below, all classes of shares of the Fund will have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. If multiple classes are issued, the only differences between classes will be (a) each class may be subject to different expenses specific to that class; (b) each class will have a different identifying designation or name; and (c) each class will have exclusive voting rights with respect to matters solely affecting that class. The Fund does not anticipate that there will be any conflicts between the interests of holders of different classes of its shares by virtue of those classes.

Each issued and outstanding class of a share in the Fund is entitled to participate equally in dividends and other distributions declared by that class of the Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued, are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the total combined votes of all shares of the Trust issued and outstanding, as provided in the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and By-laws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees unless, and until such time as, the Trustees then in office call a shareholders’ meeting for that purpose. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of the Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration of Trust also requires that actions by shareholders against the Trust or the Fund, except for actions under the U.S. federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit the application of the Declaration of Trust provisions, be brought only in the United States District Court for the Southern District of New York or, solely with respect to matters relating to the organization or internal affairs of the Trust or as otherwise required by law, in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware (collectively, the “Exclusive Jurisdictions”), and that the right to jury trial be irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Voting Rights

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a fund owned by the shareholder. Matters in which the interests of all shares of the Trust are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate funds. Matters that affect a particular fund (such as approval of its investment advisory agreement or a change in its fundamental investment restrictions) will be voted on separately by that fund, except that, as to matters affecting the interests of one particular class of a fund’s shares, the affected shareholders will vote as a separate class.

To the extent required by law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

Tax Status

The following sections are a summary of certain additional tax considerations generally affecting the Fund. Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to Contract Owners.

This “Tax Status” section and the “Other Tax Consequences” and “Tax Consequences to Shareholders” sections are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the Contract Owner) is treated as the owner of the shares of the Fund selected as an investment option. Contract Owner should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

Different tax rules may apply depending on how the Portfolio in which the Fund invests is organized for federal income tax purposes. The Portfolio is treated as a regulated investment company for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Fund.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by the Portfolio. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund’s investments apply to any investments made directly by the Fund and to any investments made by the Portfolio.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●

Distribution Requirement– the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●

Income Requirement– the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from QPTPs.

●

Asset Diversification Test– the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in December, the amount of qualified late-year losses (if any) is computed without regard to any items of ordinary income or losses that are incurred after December 31 of the taxable year.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment does not exceed $250,000. Permitted shareholders include other RICs eligible for the exemption (e.g., insurance dedicated fund-of-funds). If the Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) to avoid any material liability for federal excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Special Rules Applicable to Variable Contracts

The Fund and the Portfolio intend to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the Contract Owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. The Fund intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a Variable Contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Fund must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, each agency or instrumentality of the U.S. government is treated as a separate issuer of securities, and a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer of securities.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if–

●	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

●	Public access to such investment company is available exclusively through the purchase of a Variable Contract.

As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund-of-funds that invests in the Fund) is available solely through the purchase of a Variable Contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any underlying fund that is a closed fund in which the Funds invest, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a Variable Contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the Contract Owner. Accordingly, a Contract Owner should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. If the Contract Owner were considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the Contract Owner’s gross income with the Variable Contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a Contract Owner’s control of the investments of the segregated asset account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a Contract Owner has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the Variable Contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a Variable Contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of Contract Owners. Under the IRS pronouncements, a Contract Owner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A Contract Owner thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a Contract Owner. Furthermore, under the IRS pronouncements, a Contract Owner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objectives or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing Contract Owners to be considered the owners of the shares of the Fund.

Other Tax Consequences

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Maintaining a $1.00 share price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distribution by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described below.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account.

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Consent Dividends. The Fund may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Tax Consequences to Shareholders

Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

Control Persons and Principal Holders of Securities

Because the Fund is available as an investment for Variable Contracts offered by certain Participating Insurance Companies, the Participating Insurance Companies could be deemed to control the voting securities of the Fund (i.e., by owning more than 25% of the Fund’s shares). However, a Participating Insurance Company would exercise voting rights attributable to any shares of the Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions timely received from Contract Owners. In addition, a Participating Insurance Company is expected to vote shares attributable to Variable Contracts as to which no voting instructions are received from Contract Owners in the same proportion (for, against or abstain) as those for which timely instructions are received. As a result, a small number of Contract Owners could determine whether Fund proposals are approved.

The name, address and percentage of ownership of investors, including separate accounts of Participating Insurance Companies, which owned of record 5% or more of Fund shares, as of March 31, 2023, are as follows:

Fund Name	Share Class	Shareholder Name	Shareholder Address	% of Ownership
Milliman Money Market Fund	3	AMERICAN GENERAL LIFE INSURANCE COMPANY	2727 ALLEN PKWY STE A HOUSTON TX 77019-2116	49.99%
Milliman Money Market Fund	3	MILLIMAN FINANCIAL RISK MANAGEMENT LLC	71 S WACKER SUITE 3100 CHICAGO IL 60606-4637	49.68%

As of March 31, 2023, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Fund.

Financial Statements

The audited financial statements for the Fund contained in the annual report for the fiscal year ended December 31, 2022, and the related report of Cohen & Company, Ltd., are incorporated by reference and made part of this SAI. The annual report may be obtained, without charge, by calling 1-855-700-7959, visiting www.millimanfunds.com, or writing to the Trust, 71 S. Wacker Dr., 31st Floor, Chicago IL 60606, Attn: Milliman VIT.

APPENDIX A

Debt Ratings

This Appendix includes a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch. The descriptions relate to general long-term and short-term obligations of an issuer. A rating is generally assigned to a debt security at the time of issuance by a credit rating agency designated as an NRSRO by the SEC, such as Moody’s, S&P and Fitch. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to instruments at issuance do not necessarily represent ratings that would be given to those instruments on a particular subsequent date.

Moody’s Ratings

Long-Term Obligations

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Short-Term Obligations

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt Obligations

There are three rating categories for short-term municipal obligations that are considered investment grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Ratings

Long-Term Obligations

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Obligations

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Municipal Short-Term Obligations

An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Obligations

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. B ratings indicate that material credit risk is present.

CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.

The subscript ’emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Obligations (Corporate and Public Finance)

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Last approved January 2, 2020

APPENDIX B

PROXY VOTING POLICY

MILLIMAN FINANCIAL RISK MANAGEMENT LLC

POLICY

Milliman Financial Risk Management LLC (“Milliman FRM”), as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of Investment Companies for which it is the primary investment adviser or a sub-adviser to whom proxy voting has been delegated by the client’s fund board. Milliman FRM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. Milliman FRM’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

RESPONSIBILITY

Milliman FRM’s Chief Compliance Officer and Compliance team are responsible for the implementation and monitoring of this proxy voting policy, practices, disclosures and record keeping, including outlining the voting guidelines in these procedures.

Milliman FRM employs a third party proxy advisory firm (a “Proxy Adviser”) to effectuate voting and the receipt of records related to voting, and employs policies and procedures in order to evaluate the services of the Proxy Adviser. Milliman FRM’s CCO and Proxy Committee are responsible for developing and overseeing “Proxy Voting Guidelines” where applicable, including oversight of the Proxy Adviser.

DISCLOSURE

Milliman FRM will provide conspicuously displayed information in its Form ADV Part 2A summarizing this proxy voting policy and procedures.

PROCEDURES

1.	Principals.

a.

Principles. Milliman FRM’s primary purpose is to vote proxies in the best interests of Investment Companies for which it is the primary adviser and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Milliman FRM may utilize independent research reports to inform its proxy voting.

b.	Proxy Committee. Milliman FRM’s Proxy Committee meets at least quarterly. Among other duties, the Committee:

i.	Reviews voting activity during the previous quarter,

ii.	Reviews timely voting issues which may be relevant to clients, and

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Last approved January 2, 2020

iii.	Performs diligence and oversight of the Proxy Adviser to ensure the information and advice received results in proxy voting that is in the best interest of Milliman FRM’s clients, including:

1.	evaluating any Proxy Adviser in advance of retention;

2.	evaluating the process for addressing potential factual errors, incompleteness or methodological weakness in the Proxy Adviser’s analysis;

3.	Adopting policies for evaluating the Proxy Adviser’s services; and

4.	Determining when to exercise proxy voting opportunities.

2.	Circumstances.

i.	Milliman FRM is Primary Investment Adviser

1.	Where Milliman FRM serves as the primary investment adviser to the Investment Company, Milliman FRM’s Proxy Committee will utilize the Proxy Voting Guidelines.

ii.	Milliman FRM is Sub-adviser, and Investment Company retains voting rights

1.

Where Milliman serves as a sub-adviser to the Investment Company and the Investment Company has retained the right to vote its own proxies, Milliman FRM will not be obligated to take any action with respect to proxy voting.

iii.	Milliman FRM is Sub-adviser, and Investment Company delegates voting rights

1.

Where Milliman FRM serves as a sub-adviser to the Investment Company and the Investment Company has delegated proxy voting responsibility to Milliman FRM, Milliman FRM will utilize the Proxy Voting Guidelines.

iv.	Milliman is Primary Investment Adviser or Sub-Adviser to Mutual Funds of Funds

1.

Milliman FRM serves as investment adviser to certain investment companies which invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Milliman FRM to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.

3.

Obtaining More Information. Investment Companies for which Milliman FRM is the primary adviser may obtain a record of Milliman FRM’s proxy voting, free of charge, by calling its main office at (312) 726-0677.

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MILLIMAN VARIABLE INSURANCE TRUST

File Nos. 811-23710 & 333-257356

PART C

Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

	(ii)	Certificate of Amendment to the Certificate of Trust dated January 25, 2021, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

	(iii)	Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(b)	By-laws

	(i)	By-Laws effective as of November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

		(a)	Article III, Shares
		(b)	Article IV, The Board of Trustees
		(c)	Article V, Shareholders’ Voting Powers and Meetings
		(d)	Article VI, Net Asset Value, Distributions and Redemptions
		(e)	Article VII, Compensation and Limitation of Liability of Trustees
		(f)	Article VIII, Miscellaneous

	(ii)	By-Laws

		(a)	Article II, Shareholders
		(b)	Article VI, Execution of Instruments, Voting of Securities
		(c)	Article VIII, Amendments

	(iii)	Part B, Statement of Additional Information – Additional Information Concerning the Trust

(d)	Investment Advisory Contracts

	(i)	Investment Advisory Agreement, dated September 17, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

	(ii)	Amendment to Schedule A to the Investment Advisory Agreement, effective as of December 27, 2022, as filed December 23, 2022.

	(iii)	Form of Sub-Advisory Agreement between Milliman Financial Risk Management LLC and Capital International, Inc., as filed December 23, 2022.

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(e)	Underwriting Contracts

	(i)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

	(ii)	Form of Amendment to Exhibit A to the Distribution Agreement, effective as of December 27, 2022, as filed December 23, 2022.

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

	(i)	Custody Agreement, dated September 23, 2021, between the Registrant and U.S. Bank National Association, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(1) First Amendment to the Custody Agreement, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

(h)	Other Material Contracts

	(i)	Fund Administration Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

	(ii)	Fund Accounting Services Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

	(iii)	Transfer Agent Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

	(iv)	Fund PFO/Treasurer Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

	(v)	Fund CCO and AMLO Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

	(vi)	Expense Limitation Agreement, effective as of April 28, 2023, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Funds, Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Funds, Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Jan through Aug, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Jan through Aug, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, as filed April 14, 2023.

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	(vii)	Fee Waiver Agreement, effective as of April 28, 2023, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Funds, Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Funds, Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Jan through Aug, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Jan through Aug, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, as filed April 14, 2023.

	(viii)	Expense Limitation Agreement, effective as of April 28, 2023, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, as filed April 14, 2023.

	(ix)	Fee Waiver Agreement, effective as of April 28, 2023, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, as filed April 14, 2023.

	(x)	Expense Limitation Agreement, effective as of August 10, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Sep through Dec, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Sep through Dec, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I), Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I), and Milliman 6-Month Buffered S&P 500 with Trigger Outcome Funds, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022.

	(xi)	Fee Waiver Agreement, effective as of August 10, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Sep through Dec, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Sep through Dec, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I), Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I), and Milliman 6-Month Buffered S&P 500 with Trigger Outcome Funds, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022.

	(xii)	Expense Limitation Agreement, effective as of October 11, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II), incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022.

	(xiii)	Fee Waiver Agreement, effective as of October 11, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II), incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022.

	(xiv)	Expense Limitation Agreement, effective as of December 20, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022.

	(xv)	Fee Waiver Agreement, effective as of December 20, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022.

	(xvi)	Expense Limitation Agreement, effective as of December 27, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of the Milliman - Capital Group Hedged U.S. Growth Fund and Milliman - Capital Group Hedged U.S. Income and Growth Fund, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, as filed December 23, 2022.

(i)	Legal Opinions

	(i)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman 6-Month Buffered S&P 500 with Par Up Outcome Funds, Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Funds, Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Jan through Aug, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Jan through Aug, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Jan through Aug, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Jan (I) through Jul (I), and Milliman Money Market Fund, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

	(ii)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman 1-Year Buffered S&P 500 with Spread Outcome Funds – Sep through Dec, Milliman 1-Year Floored S&P 500 with Par Up Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Funds – Sep through Dec, Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Funds – Sep through Dec, Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I), incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022.

	(iii)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman 6-Month Buffered S&P 500 with Trigger Outcome Funds, incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022.

	(iv)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II), incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, as filed October 11, 2022.

	(v)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Funds – Apr (II) and Jul (II), incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022.

	(vi)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP pertaining to the Milliman - Capital Group Hedged U.S. Growth Fund and Milliman - Capital Group Hedged U.S. Income and Growth Fund, incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, as filed December 23, 2022.

(j)	Other Opinions

	(i)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-28.j.i.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

	(i)	Seed Capital Purchase Agreement, dated September 24, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

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(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Distribution and Service Plan, dated August 10, 2022, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022.
(n)	Rule 18f-3 Plan

Not Applicable.

(o)		Not Applicable.

(p)	Code of Ethics

	(i)	Code of Ethics of Registrant, dated September 20, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

	(ii)	Code of Ethics of Milliman Financial Risk Management LLC, effective January 14, 2020, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(q)	Powers of Attorney

	(i)	Powers of Attorney, incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 Registration Statement on Form N-1A, as filed on September 21, 2021.

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that, subject to certain exceptions described below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

To the extent required under the Investment Company Act of 1940, as amended (“1940 Act”), but only to such extent, no indemnification shall be provided under the Declaration to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “Interested Persons” of the Trust, as defined under the 1940 Act, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 31. Business and Other Connections of the Investment Adviser

This information is included in Form ADV filed with the SEC by Milliman Financial Risk Management LLC (Registration No. 801-73056) and is incorporated by reference herein.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	ASYMmetric ETFs Trust
21.	B.A.D. ETF, Series of Listed Funds Trust
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
39.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
43.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
44.	Center Coast Brookfield MLP & Energy Infrastructure Fund
45.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
46.	Clifford Capital International Value Fund, Series of World Funds Trust
47.	Clifford Capital Partners Fund, Series of World Funds Trust
48.	Cliffwater Corporate Lending Fund
49.	Cliffwater Enhanced Lending Fund
50.	Cohen & Steers Infrastructure Fund, Inc.

C-6

51.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
52.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
53.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
54.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
55.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
56.	Davis Fundamental ETF Trust
57.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
58.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
59.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
60.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
61.	Defiance Quantum ETF, Series of ETF Series Solutions
62.	Direxion Shares ETF Trust
63.	Dividend Performers ETF, Series of Listed Funds Trust
64.	Dodge & Cox Funds
65.	DoubleLine ETF Trust
66.	DoubleLine Opportunistic Credit Fund
67.	DoubleLine Yield Opportunities Fund
68.	Eaton Vance NextShares Trust
69.	Eaton Vance NextShares Trust II
70.	EIP Investment Trust
71.	Ellington Income Opportunities Fund
72.	ETF Opportunities Trust
73.	Evanston Alternative Opportunities Fund
74.	Exchange Listed Funds Trust
75.	Fiera Capital Series Trust
76.	FlexShares Trust
77.	Forum Funds
78.	Forum Funds II
79.	Forum Real Estate Income Fund
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Grizzle Growth ETF, Series of Listed Funds Trust
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	John Hancock Exchange-Traded Fund Trust
95.	Kelly Strategic ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
99.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
100.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
101.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
102.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
103.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
104.	Manor Investment Funds
105.	Merk Stagflation ETF, Series of Listed Funds Trust
106.	Milliman Variable Insurance Trust
107.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
108.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
109.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

C-7

110.	Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust
111.	Morgan Creek-Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
112.	Morgan Stanley ETF Trust
113.	Morningstar Funds Trust
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	PMC Core Fixed Income Fund, Series of Trust for Professional Managers
129.	PMC Diversified Equity Fund, Series of Trust for Professional Managers
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Preferred-Plus ETF, Series of Listed Funds Trust
132.	Putnam ETF Trust
133.	Quaker Investment Trust
134.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
135.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
136.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
137.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
138.	Renaissance Capital Greenwich Funds
139.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
140.	Reynolds Funds, Inc.
141.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
142.	RiverNorth Patriot ETF, Series of Listed Funds Trust
143.	RMB Investors Trust
144.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
145.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
146.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
147.	Roundhill BIG Bank ETF, Series of Listed Funds Trust
148.	Roundhill Cannabis ETF, Series of Listed Funds Trust
149.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
150.	Roundhill MEME ETF, Series of Listed Funds Trust
151.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
152.	Roundhill Video Games ETF, Series of Listed Funds Trust
153.	Rule One Fund, Series of World Funds Trust
154.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
155.	SHP ETF Trust
156.	Six Circles Trust
157.	Sound Shore Fund, Inc.
158.	Sparrow Funds
159.	Spear Alpha ETF, Series of Listed Funds Trust
160.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
161.	STF Tactical Growth ETF, Series of Listed Funds Trust
162.	Strategy Shares
163.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
164.	Syntax ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
167.	Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust
168.	The Community Development Fund
169.	The Finite Solar Finance Fund

C-8

170.	The Private Shares Fund
171.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
172.	Third Avenue Trust
173.	Third Avenue Variable Series Trust
174.	Tidal ETF Trust
175.	Tidal Trust II
176.	TIFF Investment Program
177.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
178.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
179.	Timothy Plan International ETF, Series of The Timothy Plan
180.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
181.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
183.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
184.	Total Fund Solution
185.	Touchstone ETF Trust
186.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
187.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
188.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
198.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
201.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
202.	U.S. Global Investors Funds
203.	Union Street Partners Value Fund, Series of World Funds Trust
204.	Variant Alternative Income Fund
205.	Variant Impact Fund
206.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
207.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
208.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
209.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
211.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
213.	VictoryShares Protect America ETF, Series of Victory Portfolios II
214.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
215.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
221.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
222.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
224.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
225.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
226.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
227.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

C-9

228.	Walthausen Funds
229.	West Loop Realty Fund, Series of Investment Managers Series Trust
230.	WisdomTree Digital Trust
231.	WisdomTree Trust
232.	WST Investment Trust
233.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

a)	Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, for records relating to the Registrant and Milliman’s function as investment adviser.

b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, for records relating to its function as principal underwriter.

c)	U.S. Bank Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, for records relating to its function as administrator, fund accountant and transfer agent.

d)	U.S. Bank, N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, for records relating to its function as custodian.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

C-10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 20th of April, 2023.

MILLIMAN VARIABLE INSURANCE TRUST
(Registrant)

By:	/s/ Adam Schenck
Adam Schenck, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Adam Schenck
Adam Schenck		President and Trustee	April 20, 2023

/s/ Arthur W. Jasion
Arthur W. Jasion		Treasurer and Principal Financial Officer	April 20, 2023

/s/ Eric Berg*
Eric Berg		Trustee	April 20, 2023

/s/ Nicholas Dalmaso*
Nicholas Dalmaso		Trustee	April 20, 2023

/s/ Daniel Ross Hayes*
Daniel Ross Hayes		Trustee	April 20, 2023

/s/ Colleen McKenna Tucker*
Colleen McKenna Tucker		Trustee	April 20, 2023

*By:	/s/ Adam Schenck
Adam Schenck			April 20, 2023
Attorney-In-Fact

*	Adam Schenck signs this Registration Statement pursuant to the powers of attorney, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021.

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MILLIMAN VARIABLE INSURANCE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-28.(j)(i)	Consent of Independent Registered Public Accounting Firm

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